Intangible Assets, Net (Estimated Amortization Expenses) (Details) ¥ in Thousands	Jun. 30, 2016 CNY (¥)
INTANGIBLE ASSETS, NET [Abstract]
2017	¥ 1,743
2018	1,021
2019	386
2020	131
2021	¥ 84